Item 1. Schedule of Investments

T. ROWE PRICE EQUITY INCOME FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 94.6%

CONSUMER DISCRETIONARY 13.9%
Automobiles 0.2%
GM	1,250,000	38,263
		38,263
Distributors 0.6%
Genuine Parts	3,000,000	128,700
		128,700
Hotels, Restaurants & Leisure 0.6%
McDonald's	3,500,000	117,215
		117,215
Household Durables 2.0%
Fortune Brands	1,650,000	134,194
Newell Rubbermaid	8,000,000	181,200
Sony (JPY)	3,000,000	99,243
		414,637
Leisure Equipment & Products 1.5%
Eastman Kodak	5,250,000	127,732
Mattel	10,000,000	166,800
		294,532
Media 8.0%
Comcast, Special Class A *	7,250,000	213,005
Disney	7,000,000	168,910
Dow Jones †	4,560,000	174,146
EchoStar Communications, Class A	1,500,000	44,355
Knight-Ridder	1,500,000	88,020
New York Times, Class A †	8,000,000	238,000
Time Warner	15,000,000	271,650
Tribune	5,000,000	169,450
Viacom, Class B	8,250,000	272,333
		1,639,869
Specialty Retail 1.0%
Home Depot	2,750,000	104,885
RadioShack	3,931,600	97,504
		202,389
Total Consumer Discretionary		2,835,605
CONSUMER STAPLES 9.3%
Beverages 2.5%
Anheuser-Busch	6,000,000	258,240
Coca-Cola	6,000,000	259,140
		517,380
Food & Staples Retailing 1.4%
Sysco	1,250,000	39,213
Wal-Mart	5,500,000	241,010
		280,223
Food Products 2.5%
Campbell Soup	5,000,000	148,750
ConAgra	2,400,000	59,400
General Mills	3,750,000	180,750
McCormick	2,000,000	65,260
Sara Lee	700,000	13,265
Unilever NV (EUR)	650,000	46,360
		513,785
Household Products 1.9%
Colgate-Palmolive	4,750,000	250,752
Kimberly-Clark	2,200,000	130,966
		381,718
Personal Products 0.6%
Avon	4,500,000	121,500
		121,500
Tobacco 0.4%
UST	2,250,000	94,185
		94,185
Total Consumer Staples		1,908,791

ENERGY 9.0%
Energy Equipment & Services 0.5%
Schlumberger	1,250,000	105,475
		105,475
Oil, Gas & Consumable Fuels 8.5%
Amerada Hess	1,900,000	261,250
Anadarko Petroleum	1,750,000	167,563
BP ADR	2,750,000	194,837
Chevron	6,250,000	404,562
ExxonMobil	6,250,000	397,125
Royal Dutch Shell ADR	4,750,000	311,790
		1,737,127
Total Energy		1,842,602
FINANCIALS 18.7%
Capital Markets 4.8%
Charles Schwab	14,250,000	205,627
Janus Capital Group	3,000,000	43,350
Mellon Financial	6,500,000	207,805
Morgan Stanley	5,000,000	269,700
Northern Trust	1,300,000	65,715
State Street	3,750,000	183,450
		975,647
Commercial Banks 3.9%
Bank of America	3,500,000	147,350
Bank of Ireland (EUR)	5,250,000	82,929
Fifth Third Bancorp	4,750,000	174,467
Mercantile Bankshares	1,350,000	72,738
National City	2,250,000	75,240
SunTrust	2,250,000	156,263
Wells Fargo	1,300,000	76,141
Wilmington Trust	600,000	21,870
		806,998
Consumer Finance 0.6%
American Express	2,000,000	114,880
		114,880
Diversified Financial Services 2.5%
Citigroup	2,240,000	101,965
J.P. Morgan Chase	12,000,000	407,160
		509,125
Insurance 6.0%
American International Group	2,500,000	154,900
Chubb	1,500,000	134,325
Lincoln National	3,250,000	169,065
Marsh & McLennan	11,500,000	349,485
SAFECO	1,750,000	93,415
St. Paul Companies	4,000,000	179,480
UnumProvident	7,000,000	143,500
		1,224,170
Real Estate 0.5%
Simon Property Group, REIT	1,250,000	92,650
		92,650
Thrifts & Mortgage Finance 0.4%
Fannie Mae	2,000,000	89,640
		89,640
Total Financials		3,813,110
HEALTH CARE 8.3%
Biotechnology 0.7%
MedImmune *	4,400,000	148,060
		148,060
Health Care Equipment & Supplies 1.1%
Baxter International	3,250,000	129,578
Boston Scientific *	4,000,000	93,480
		223,058
Pharmaceuticals 6.5%
Abbott Laboratories	3,000,000	127,200
Bristol Myers Squibb	10,000,000	240,600
Johnson & Johnson	3,750,000	237,300
Merck	9,000,000	244,890
Pfizer	4,000,000	99,880
Schering-Plough	6,500,000	136,825
Wyeth	5,000,000	231,350
		1,318,045
Total Health Care		1,689,163

INDUSTRIALS & BUSINESS SERVICES 12.7%
Aerospace & Defense 3.0%
Honeywell International	7,250,000	271,875
Lockheed Martin	3,000,000	183,120
Raytheon	4,250,000	161,585
		616,580
Commercial Services & Supplies 1.9%
Avery Dennison	3,000,000	157,170
Cendant	4,000,000	82,560
Waste Management	5,250,000	150,202
		389,932
Electrical Equipment 1.2%
Cooper Industries, Class A	2,250,000	155,565
Emerson Electric	1,000,000	71,800
Rockwell Automation	386,200	20,430
		247,795
Industrial Conglomerates 2.6%
GE	14,750,000	496,632
Tyco International	1,250,000	34,813
		531,445
Machinery 1.9%
Deere	3,000,000	183,600
Eaton	1,250,000	79,438
Pall	4,500,000	123,750
		386,788
Road & Rail 2.1%
Norfolk Southern	3,500,000	141,960
Union Pacific	3,839,800	275,314
		417,274
Total Industrials & Business Services		2,589,814

INFORMATION TECHNOLOGY 7.8%
Communications Equipment 2.0%
Cisco Systems *	4,000,000	71,720
Lucent Technologies *	13,000,000	42,250
Motorola	7,500,000	165,675
Nokia ADR	7,750,000	131,052
		410,697
Computers & Peripherals 2.3%
Hewlett-Packard	7,500,000	219,000
IBM	3,250,000	260,715
		479,715
Electronic Equipment & Instruments 0.3%
Agilent Technologies *	1,700,000	55,675
		55,675
Semiconductor & Semiconductor Equipment 1.9%
Analog Devices	3,750,000	139,275
Intel	4,250,000	104,763
Texas Instruments	4,000,000	135,600
		379,638
Software 1.3%
Microsoft	10,000,000	257,300
		257,300
Total Information Technology		1,583,025

MATERIALS 5.2%
Chemicals 2.0%
Chemtura	3,000,000	37,260
DuPont	4,500,000	176,265
Hercules *	4,091,400	49,997
International Flavors & Fragrances	4,000,000	142,560
		406,082
Construction Materials 0.6%
Vulcan Materials	1,750,000	129,867
		129,867
Metals & Mining 0.9%
Alcoa	5,250,000	128,205
Inco	1,000,000	47,350
		175,555
Paper & Forest Products 1.7%
International Paper	9,000,000	268,200
MeadWestvaco	3,121,600	86,219
		354,419
Total Materials		1,065,923

TELECOMMUNICATION SERVICES 5.5%
Diversified Telecommunication Services 3.4%
AT&T	6,500,000	128,700
Qwest Communications International *	32,000,000	131,200
SBC Communications	7,000,000	167,790
Telus (CAD)	814,500	34,034
Telus (Non-voting shares)	1,185,500	48,297
Verizon Communications	5,750,000	187,967
		697,988
Wireless Telecommunication Services 2.1%
Alltel	3,250,000	211,608
Sprint Nextel	9,000,000	214,020
		425,628
Total Telecommunication Services		1,123,616

UTILITIES 4.2%
Electric Utilities 1.4%
FirstEnergy	2,400,000	125,088
Progress Energy	3,500,000	156,625
		281,713
Independent Power Producers & Energy Traders 1.0%
Duke Energy	7,250,000	211,483
		211,483
Multi-Utilities 1.8%
NiSource	8,750,000	212,187
Teco Energy	1,700,000	30,634
Xcel Energy	6,500,000	127,465
		370,286
Total Utilities		863,482
Total Common Stocks (Cost $16,403,117)		19,315,131

CONVERTIBLE PREFERRED STOCKS 0.2%
UnumProvident	1,455,000	47,350
Total Convertible Preferred Stocks (Cost $36,375)		47,350
CONVERTIBLE BONDS 0.4%
Lucent Technologies, 8.00%, 8/1/31 (Tender 8/2/07)	66,228,000	68,712
Total Convertible Bonds (Cost $71,649)		68,712
CORPORATE BONDS 0.4%
General Motors Acceptance Corp., 6.75%, 12/1/14	100,000,000	87,289
Total Corporate Bonds (Cost $86,770)		87,289
SHORT-TERM INVESTMENTS 4.6%
Money Market Fund 4.6%
T. Rowe Price Reserve Investment Fund, 3.79% #†	951,389,377	951,389
Total Short-Term Investments (Cost $951,389)		951,389
Total Investments in Securities
100.2% of Net Assets (Cost $17,549,300)		$20,469,871

(1) Denominated in U.S. dollars unless otherwise noted

# Seven-day yield

* Non-income producing ADR American Depository Receipts CAD Canadian dollar EUR Euro JPY Japanese yen REIT Real Estate Investment Trust

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies.
As defined by the 1940 Act, an affiliated company is one in which the fund owns 5%
or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/05	12/31/04
Dow Jones	$1,969	$-	$3,405	$174,146	$193,770
Great Lakes
Chemical	-	46,709	475	-	75,499
New York Times,
Class A	66,920	-	3,377	238,000	*
T. Rowe Price
Reserve Investment
Fund, 3.79%	¤	¤	21,510	951,389	871,257
Totals			$28,767	$1,363,535	$1,140,526

‡			Includes dividend income of $28,767 and no interest income.
*			The issuer was not considered an affiliated company at December 31, 2004.
¤			Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.
T. ROWE PRICE EQUITY INCOME FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Income Fund, (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $17,549,300,000. Net unrealized gain aggregated $2,920,554,000 at period-end, of which $4,018,675,000 related to appreciated investments and $1,098,121,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended September 30, 2005, total realized loss on all affiliated companies was $17,618,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005